Condensed Interim Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)		3 Months Ended
		Jan. 31, 2024	Jan. 31, 2023
Operating expenses
General and administrative		$ 1,156,513	$ 1,245,428
Research and development, net		227,478	587,630
Total operating expenses		1,383,991	1,833,058
Finance incomes (expenses)
Changes in fair value of derivative warrants liabilities (Note 5)		155,143
Unrealized gain (loss) on short-term investment (Note 3)		556	(63,194)
Foreign exchange gain (loss)		1,416	(34,404)
Other finance income, net		60,576	18,015
Total finance incomes (expenses)		217,691	(79,583)
Other income
Dividend received			16,555
Total other income			16,555
Loss Before taxes		(1,166,300)	(1,896,086)
Tax expenses		(201,500)	(3,383)
Net Loss and comprehensive loss		$ (1,367,800)	$ (1,899,469)
Loss per share, basic and diluted (in Dollars per share)		$ (0.9)	$ (24.8)
Weighted average number of shares for the purposes of basic and diluted loss per share (*) (in Shares)	[1]	1,517,459	76,591

[1]

On September 30, 2022 the Company effected a 1-for-30 reverse split of its issued and outstanding common shares, pursuant to which holders of the Company’s common shares received 0.0333 of a common share for every one common share held.

On November 28, 2023, the Company effected a further 1-for-30 reverse split of its issued and outstanding common shares, pursuant to which holders of the Company’s common shares received 0.0333 of a common share for every one common share then held.